Other Income (Tables)	9 Months Ended
Sep. 30, 2024
Other Income [Abstract]
Schedule of other income

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Grant income	180	218	379	1,211
R&D expenditure credits	2,397	898	9,414	4,343
	2,577	1,116	9,793	5,554